Deferred Tax Assets (Tables)	6 Months Ended
Jun. 30, 2023
Deferred Tax Assets [Abstract]
Schedule of Major Deferred Tax Assets	The following are the major deferred tax assets recognised by the Group and the movements thereon, during the current and prior reporting periods:
	December 31, 2022	June 30, 2023
	RM	RM	USD
Provisions:
At beginning/end of year	339,650	339,650	72,763